Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS [Table Text Block]

	2017	2018	2019
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥202,680	¥1,228,160	¥718,645

Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(3,212)	(3,826)	(3,745)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥199,468	¥1,224,334	¥714,900

	2017	2018	2019
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	13,574,314	13,291,842	13,058,698
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan(1)	10,571	1,650	484

Weighted average common shares for diluted computation	13,584,885	13,293,492	13,059,182

	2017	2018	2019
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥14.93	¥92.40	¥55.03

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group(1)	¥14.68	¥92.10	¥54.74

Note:

(1)	For the fiscal year ended March 31, 2019, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.